ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
ACCRUED LIABILITIES
ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31,
(in thousands)	2014	2013

Payroll, commissions, bonuses, other cash compensation and employee benefits	$113,792	$114,278
General insurance	13,096	12,178
Sales and marketing programs	40,201	38,514
Professional and legal costs	14,864	14,855
Restructuring costs	9,258	8,608
Warranty liabilities	3,956	3,608
Deferred income	3,482	4,922
Accrued vacation and holidays	27,846	29,944
Third party royalties	10,873	11,494
Current portion of derivatives	9,523	54,367
Payment due on noncontrolling interest	88,935	—
Accrued Interest	11,953	12,624
Other	31,423	33,916
Accrued liabilities	$379,202	$339,308